RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Management fees and share-based payments
	Three Months ended June 30, 2021	Three Months ended June 30, 2020	Six Months ended June 30, 2021	Six Months ended June 30, 2020
	$	$	$	$

Management Fees	37,835	41,046	88,567	105,566